BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Earnings (loss) Per Common Share
	Six Months	Six Months
	Ended	Ended
	June 30, 2021	June 30, 2020

Series A Preferred Stock	1,413,457,125	1,315,000,000
Series B Preferred Stock	806,557	-
Series C Preferred Stock	747,540	-
Series D Preferred Stock	1,395,349	-
Convertible notes	20,000	19,108,819
Warrants	10,000,000	10,000,000
Potentially dilutive securities	1,428,295,424	2,753,161,412

	Year Ended	Year Ended
	December 31,	December 31,
	2020	2019

Series A Preferred Stock	1,500,000,000	1,355,000,000
Series B Preferred Stock	200,655,733	-
Convertible notes	1,500,000	603,436,155
Warrants	10,000,000	10,000,000
Potentially dilutive securities	1,712,155,733	1,968,436,155

Schedule of derivative liabilities at fair value
Derivative Liability

Balance, December 31, 2019	2,813,150
Additions recognized as debt discount	984,801
Derivative liability settlements	(3,053,213)
Mark-to-market at December 31, 2020	(744,738)
Balance, December 31, 2020	$-

Net income for the year included in earnings relating to the liabilities held at December 31, 2020	$744,738

Schedule of Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities - June 30, 2021	$-	$-	$-	$-

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities - December 31, 2020	$588,637	$-	$-	$588,637

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities - December 31, 2020	$588,637	$-	$-	$588,637

	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities - December 31, 2019	$-	$-	$2,813,150	$2,813,150